Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short term employee benefits	€ 2,517,211	€ 1,834,423
Post employee benefits	80,482	34,934
Share-based payments	6,269,218	860,117
Total	€ 8,866,911	€ 2,729,474